Consolidated Portfolio of Investments
Columbia Commodity Strategy Fund, August 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 17.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACC Trust(a)
Series 2021-1 Class A
11/20/2023	0.740%	280,863	280,835
Affirm Asset Securitization Trust(a)
Subordinated Series 2021-A Class B
08/15/2025	1.060%	1,750,000	1,753,281
American Credit Acceptance Receivables Trust(a)
Series 2021-2 Class A
10/15/2024	0.370%	922,332	922,868
Series 2021-3 Class A
06/13/2025	0.330%	4,500,000	4,502,890
Subordinated Series 2020-3 Class B
08/13/2024	1.150%	1,125,000	1,129,937
AmeriCredit Automobile Receivables Trust
Series 2021-2 Class A2
11/18/2024	0.260%	800,000	800,347
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2017-1A Class A
09/20/2023	3.070%	3,100,000	3,171,758
Series 2017-2A Class A
03/20/2024	2.970%	2,500,000	2,586,817
Carvana Auto Receivables Trust
Series 2021-P2 Class A2
07/10/2024	0.300%	2,093,000	2,093,576
Credit Acceptance Auto Loan Trust(a)
Series 2020-2A Class A
07/16/2029	1.370%	2,275,000	2,299,087
Dell Equipment Finance Trust(a)
Series 2020-1 Class A2
06/22/2022	2.260%	2,288,923	2,302,925
DLL LLC(a)
Series 2019-MT3 Class A3
02/21/2023	2.080%	1,691,714	1,701,732
Series 2019-MT3 Class A4
09/21/2026	2.150%	2,100,000	2,136,939
DT Auto Owner Trust(a)
Series 2017-3A Class E
08/15/2024	5.600%	721,864	726,669
Series 2019-3A Class D
04/15/2025	2.960%	1,610,000	1,671,805
Exeter Automobile Receivables Trust(a)
Series 2020-2A Class B
07/15/2024	2.080%	710,000	713,589
Series 2020-2A Class C
05/15/2025	3.280%	320,000	327,963
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FHF Trust(a)
Series 2021-1A Class A
03/15/2027	1.270%	1,000,279	1,000,242
FHF Trust(a),(b)
Series 2021-2A Class A
12/15/2026	0.830%	1,150,000	1,149,935
Flagship Credit Auto Trust(a)
Series 2021-1 Class A
06/16/2025	0.310%	2,542,669	2,542,975
Series 2021-3 Class A
07/15/2027	0.360%	3,875,000	3,873,077
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2019-4A Class B
09/16/2024	2.780%	3,200,000	3,256,249
GLS Auto Receivables Trust(a)
Subordinated Series 2021-2A Class B
09/15/2025	0.770%	900,000	898,908
HPEFS Equipment Trust(a)
Series 2019-1A Class B
09/20/2029	2.320%	3,000,000	3,016,410
Series 2021-2A Class A2
09/20/2028	0.300%	950,000	949,286
Hyundai Auto Lease Securitization Trust(a)
Series 2021-B Class A3
06/17/2024	0.330%	1,100,000	1,100,557
John Deere Owner Trust
Series 2021-B Class A2
06/17/2024	0.250%	2,350,000	2,348,784
JPMorgan Chase Bank NA(a)
Subordinated Series 2021-2 Class C
12/26/2028	0.969%	4,500,000	4,498,830
Lendingpoint Asset Securitization Trust(a)
Series 2021-A Class A
12/15/2028	1.000%	3,050,000	3,051,631
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	475,000	474,554
Marlette Funding Trust(a)
Series 2021-2A Class A
09/15/2031	0.510%	2,000,000	1,999,828
MMAF Equipment Finance LLC(a)
Series 2017-B Class A4
11/15/2024	2.410%	2,148,372	2,166,958
Series 2020-A Class A2
04/09/2024	0.740%	1,002,918	1,006,641
Columbia Commodity Strategy Fund | Quarterly Report 2021	1

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, August 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextGear Floorplan Master Owner Trust(a)
Series 2019-2A Class A2
10/15/2024	2.070%	3,100,000	3,160,482
Nissan Master Owner Trust Receivables(c)
Series 2019-B Class A
1-month USD LIBOR + 0.430% 11/15/2023	0.526%	3,250,000	3,252,779
Oscar US Funding XIII LLC(a)
Series 2021-2A Class A2
08/12/2024	0.390%	4,500,000	4,496,126
Pagaya AI Debt Selection Trust(a)
Series 2021-1 Class A
11/15/2027	1.180%	3,036,981	3,045,136
Santander Retail Auto Lease Trust(a)
Series 2021-B Class A2
01/22/2024	0.310%	1,500,000	1,500,132
Theorem Funding Trust(a)
Series 2021-1A Class A
12/15/2027	1.210%	1,100,000	1,099,060
Tricolor Auto Securitization Trust(a)
Series 2021-1A Class A
04/15/2024	0.740%	574,269	574,302
Upstart Pass-Through Trust(a)
Series 2021-ST6 Class A
08/20/2027	1.850%	441,977	442,058
Upstart Securitization Trust(a)
Series 2020-3 Class A
11/20/2030	1.702%	642,962	646,517
Series 2021-3 Class A
07/20/2031	0.830%	2,625,000	2,622,920
Westlake Automobile Receivables Trust(a)
Subordinated Series 2019-3A Class D
11/15/2024	2.720%	1,200,000	1,230,375
Subordinated Series 2021-2A Class B
07/15/2026	0.620%	950,000	947,772
World Omni Automobile Lease Securitization Trust
Series 2021-A Class A2
04/15/2024	0.210%	4,700,000	4,700,868
Total Asset-Backed Securities — Non-Agency (Cost $90,218,232)			90,176,410

Commercial Paper 1.0%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Electric 0.4%
Duke Energy Corp.(a)
Series 204-2
09/21/2021	0.090%	1,825,000	1,824,904
Commercial Paper (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Environmental 0.3%
Waste Management, Inc.
Series 204-2
09/15/2021	0.220%	1,825,000	1,824,838
Health Care 0.3%
Cigna Corp.
Series 204-2
09/09/2021	0.270%	1,500,000	1,499,899
Total Commercial Paper (Cost $5,149,731)			5,149,641

Corporate Bonds & Notes 23.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.5%
L3Harris Technologies, Inc.
06/15/2023	3.850%	1,250,000	1,322,395
Raytheon Technologies Corp.
03/15/2024	3.200%	1,175,000	1,248,012
Total			2,570,407
Automotive 0.3%
Toyota Motor Credit Corp.
06/14/2024	0.500%	1,510,000	1,503,292
Banking 8.4%
American Express Co.(c)
3-month USD LIBOR + 0.750% 08/03/2023	0.868%	1,825,000	1,845,343
Australia & New Zealand Banking Group Ltd.(a),(c)
3-month USD LIBOR + 0.580% 11/09/2022	0.705%	1,100,000	1,106,709
Bank of America Corp.(c)
3-month USD LIBOR + 0.430% 05/28/2024	0.529%	2,075,000	2,076,100
Bank of Montreal(c)
SOFR + 0.680% 03/10/2023	0.730%	1,650,000	1,662,496
Bank of New York Mellon Corp. (The)(c)
3-month USD LIBOR + 1.050% 10/30/2023	1.179%	1,650,000	1,668,178
Bank of Nova Scotia (The)(c)
SOFR + 0.380% 07/31/2024	0.430%	1,350,000	1,350,533
Canadian Imperial Bank of Commerce(c)
3-month USD LIBOR + 0.660% 09/13/2023	0.779%	1,340,000	1,355,321

2	Columbia Commodity Strategy Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, August 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.(c)
3-month USD LIBOR + 0.690% 10/27/2022	0.819%	2,525,000	2,540,150
Commonwealth Bank of Australia(a),(c)
3-month USD LIBOR + 0.700% 03/10/2022	0.828%	1,050,000	1,053,627
Cooperatieve Rabobank UA(c)
3-month USD LIBOR + 0.480% 01/10/2023	0.599%	1,550,000	1,558,548
Discover Bank
02/06/2023	3.350%	1,250,000	1,299,110
DNB Bank ASA(a)
12/02/2022	2.150%	1,325,000	1,357,106
Goldman Sachs Group, Inc. (The)(c)
3-month USD LIBOR + 0.750% 02/23/2023	0.881%	2,425,000	2,443,830
HSBC Holdings PLC(d)
08/17/2024	0.732%	1,656,000	1,658,654
JPMorgan Chase & Co.(d)
04/01/2023	3.207%	2,475,000	2,516,703
Lloyds Bank PLC
08/14/2022	2.250%	1,265,000	1,289,276
Morgan Stanley(d)
04/05/2024	0.731%	2,425,000	2,433,610
National Australia Bank Ltd.(a),(c)
3-month USD LIBOR + 0.410% 12/13/2022	0.529%	1,325,000	1,330,798
PNC Bank NA(c)
3-month USD LIBOR + 0.500% 07/27/2022	0.629%	1,274,000	1,279,271
Royal Bank of Canada(c)
3-month USD LIBOR + 0.360% 01/17/2023	0.494%	1,660,000	1,666,268
Skandinaviska Enskilda Banken AB(a),(c)
3-month USD LIBOR + 0.645% 12/12/2022	0.764%	1,350,000	1,359,894
Svenska Handelsbanken AB(a)
06/30/2023	0.625%	1,300,000	1,306,966
Toronto-Dominion Bank (The)(c)
SOFR + 0.450% 09/28/2023	0.500%	1,344,000	1,351,761
Truist Financial Corp.(c)
3-month USD LIBOR + 0.650% 04/01/2022	0.795%	1,325,000	1,328,712
UBS AG(a)
02/09/2024	0.450%	1,625,000	1,618,849
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co.(c)
3-month USD LIBOR + 1.230% 10/31/2023	1.359%	2,400,000	2,430,818
Westpac Banking Corp.(c)
3-month USD LIBOR + 0.720% 05/15/2023	0.845%	1,325,000	1,338,867
Total			44,227,498
Cable and Satellite 0.5%
Charter Communications Operating LLC/Capital(c)
3-month USD LIBOR + 1.650% 02/01/2024	1.776%	1,000,000	1,026,365
Comcast Corp.(c)
3-month USD LIBOR + 0.630% 04/15/2024	0.756%	1,506,000	1,522,920
Total			2,549,285
Chemicals 0.2%
DuPont de Nemours, Inc.(c)
3-month USD LIBOR + 1.110% 11/15/2023	1.235%	1,225,000	1,248,375
Construction Machinery 0.6%
Caterpillar Financial Services Corp.
03/01/2023	0.250%	1,550,000	1,549,856
John Deere Capital Corp.(c)
3-month USD LIBOR + 0.550% 06/07/2023	0.681%	1,525,000	1,537,304
Total			3,087,160
Diversified Manufacturing 0.6%
General Electric Co.
10/09/2022	2.700%	1,650,000	1,691,964
Siemens Financieringsmaatschappij NV(a)
03/11/2023	0.400%	1,525,000	1,528,022
Total			3,219,986
Electric 2.1%
CenterPoint Energy, Inc.
09/01/2022	2.500%	1,250,000	1,274,490
Consumers Energy Co.
08/15/2023	3.375%	900,000	945,471
DTE Energy Co.
11/01/2022	2.250%	1,325,000	1,353,358
Duke Energy Progress LLC(c)
3-month USD LIBOR + 0.180% 02/18/2022	0.305%	1,350,000	1,349,047
Eversource Energy(c)
SOFR + 0.250% 08/15/2023	0.300%	1,252,000	1,252,735

Columbia Commodity Strategy Fund | Quarterly Report 2021	3

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, August 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Florida Power & Light Co.(c)
SOFR + 0.250% 05/10/2023	0.300%	1,125,000	1,125,081
Mississippi Power Co.(c)
SOFR + 0.300% 06/28/2024	0.350%	1,100,000	1,101,359
PPL Electric Utilities Corp.(c)
SOFR + 0.330% 06/24/2024	0.380%	1,034,000	1,034,194
Public Service Enterprise Group, Inc.
11/15/2022	2.650%	1,315,000	1,349,228
Total			10,784,963
Food and Beverage 0.8%
Campbell Soup Co.
08/02/2022	2.500%	1,260,000	1,285,465
ConAgra Foods, Inc.
01/25/2023	3.200%	1,250,000	1,289,086
PepsiCo, Inc.(c)
3-month USD LIBOR + 0.365% 05/02/2022	0.491%	204,000	204,458
Tyson Foods, Inc.
09/28/2023	3.900%	1,179,000	1,258,273
Total			4,037,282
Health Care 0.5%
Becton Dickinson and Co.
06/06/2024	3.363%	1,225,000	1,307,921
Cigna Corp.(c)
3-month USD LIBOR + 0.890% 07/15/2023	1.016%	1,275,000	1,292,148
Total			2,600,069
Healthcare Insurance 0.2%
Anthem, Inc.
12/01/2022	2.950%	1,250,000	1,288,077
Independent Energy 0.2%
Pioneer Natural Resources Co.
05/15/2023	0.550%	1,025,000	1,024,466
Integrated Energy 0.9%
BP Capital Markets PLC
11/06/2022	2.500%	1,300,000	1,333,916
Cenovus Energy, Inc.
09/15/2023	3.800%	1,000,000	1,052,233
Chevron Corp.(c)
3-month USD LIBOR + 0.480% 03/03/2022	0.609%	1,000,000	1,002,241
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Shell International Finance BV(c)
3-month USD LIBOR + 0.400% 11/13/2023	0.521%	1,300,000	1,307,468
Total			4,695,858
Life Insurance 1.0%
Metropolitan Life Global Funding I(a),(c)
SOFR + 0.320% 01/07/2024	0.370%	1,550,000	1,553,150
New York Life Global Funding(a),(c)
SOFR + 0.220% 02/02/2023	0.270%	636,000	636,350
Pricoa Global Funding I(a)
09/21/2022	2.450%	1,500,000	1,535,088
Principal Life Global Funding II(a)
01/08/2024	0.500%	1,550,000	1,549,264
Total			5,273,852
Media and Entertainment 0.5%
Discovery Communications LLC
03/20/2023	2.950%	1,225,000	1,268,604
Walt Disney Co. (The)(c)
3-month USD LIBOR + 0.390% 09/01/2022	0.510%	1,100,000	1,103,589
Total			2,372,193
Midstream 1.1%
Enbridge, Inc.(c)
SOFR + 0.400% 02/17/2023	0.450%	1,000,000	1,001,728
Energy Transfer Partners LP
02/01/2023	3.600%	1,000,000	1,033,836
Enterprise Products Operating LLC
02/01/2022	3.500%	1,000,000	1,013,477
Kinder Morgan, Inc.
01/15/2023	3.150%	975,000	1,009,235
Plains All American Pipeline LP/Finance Corp.
01/31/2023	2.850%	252,000	257,981
Southern Natural Gas Co. LLC(a)
04/28/2023	0.625%	800,000	799,743
Williams Companies, Inc. (The)
08/15/2022	3.350%	800,000	816,986
Total			5,932,986
Pharmaceuticals 1.4%
AbbVie, Inc.(c)
3-month USD LIBOR + 0.650% 11/21/2022	0.781%	1,640,000	1,650,397

4	Columbia Commodity Strategy Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, August 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Amgen, Inc.
08/19/2023	2.250%	1,370,000	1,415,709
AstraZeneca PLC
05/26/2023	0.300%	1,550,000	1,548,629
Bristol-Myers Squibb Co.
11/13/2023	0.537%	1,550,000	1,550,466
Roche Holdings, Inc.(a)
01/28/2022	1.750%	1,300,000	1,306,532
Total			7,471,733
Property & Casualty 0.8%
American International Group, Inc.
02/15/2024	4.125%	1,200,000	1,299,859
Chubb INA Holdings, Inc.
03/13/2023	2.700%	1,366,000	1,415,919
Loews Corp.
05/15/2023	2.625%	1,350,000	1,394,328
Total			4,110,106
Railroads 0.3%
CSX Corp.
08/01/2024	3.400%	516,000	554,883
Union Pacific Corp.
01/15/2023	2.950%	825,000	848,799
Total			1,403,682
Refining 0.2%
Phillips 66(c)
3-month USD LIBOR + 0.620% 02/15/2024	0.745%	950,000	950,365
Technology 1.6%
Broadcom Corp./Cayman Finance Ltd.
01/15/2024	3.625%	1,175,000	1,248,888
Fidelity National Information Services, Inc.
03/01/2023	0.375%	1,250,000	1,249,784
International Business Machines Corp.
05/13/2022	2.850%	1,062,000	1,081,968
Microchip Technology, Inc.
06/01/2023	4.333%	1,100,000	1,166,473
Oracle Corp.
10/15/2022	2.500%	1,375,000	1,408,439
QUALCOMM, Inc.(c)
3-month USD LIBOR + 0.730% 01/30/2023	0.859%	1,050,000	1,059,219
RELX Capital, Inc.
03/16/2023	3.500%	1,225,000	1,279,180
Total			8,493,951
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.3%
ERAC U.S.A. Finance LLC(a)
11/01/2023	2.700%	1,100,000	1,146,216
United Parcel Service, Inc.(c)
3-month USD LIBOR + 0.380% 05/16/2022	0.505%	300,000	300,653
Total			1,446,869
Wireless 0.2%
American Tower Corp.
01/31/2023	3.500%	1,250,000	1,304,011
Wirelines 0.7%
AT&T, Inc.(c)
SOFR + 0.640% 03/25/2024	0.690%	1,925,000	1,928,589
Verizon Communications, Inc.(c)
SOFR + 0.500% 03/22/2024	0.550%	1,925,000	1,935,880
Total			3,864,469
Total Corporate Bonds & Notes (Cost $125,510,024)			125,460,935

Foreign Government Obligations(e) 0.5%

Canada 0.5%
Province of Ontario
06/29/2022	2.450%	1,275,000	1,299,185
Province of Quebec
01/31/2022	2.375%	1,275,000	1,286,815
Total			2,586,000
Total Foreign Government Obligations (Cost $2,586,476)			2,586,000

Residential Mortgage-Backed Securities - Non-Agency 2.0%

Bellemeade Re Ltd.(a),(c)
CMO Series 2020-3A Class M1B
1-month USD LIBOR + 2.850% Floor 2.850% 10/25/2030	2.934%	2,125,000	2,156,396
Freddie Mac STACR REMIC Trust(a),(c)
CMO Series 2021-DNA5 Class M1
30-day Average SOFR + 0.650% 01/25/2034	0.700%	3,016,674	3,017,351
MRA Issuance Trust(a),(c)
CMO Series 2021-14 Class A1X
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2022	1.450%	1,900,000	1,899,965

Columbia Commodity Strategy Fund | Quarterly Report 2021	5

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, August 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-NA1 Class A1X
1-month USD LIBOR + 1.500% Floor 1.500% 03/08/2022	1.600%	1,075,000	1,075,925
VCAT LLC(a),(f),(g),(h)
CMO Series 2021-NPL4 Class A1
08/25/2051	1.868%	2,200,000	2,200,000
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $10,361,254)			10,349,637

Treasury Bills 1.0%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 1.0%
U.S. Treasury Bills
12/02/2021	0.040%	1,370,000	1,369,860
05/19/2022	0.050%	3,900,000	3,898,631
Total			5,268,491
Total Treasury Bills (Cost $5,268,082)			5,268,491

U.S. Government & Agency Obligations 1.3%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.(c)
1-month USD LIBOR + 0.030% 11/02/2021	0.130%	845,000	845,014
1-month USD LIBOR + 0.020% 11/26/2021	0.110%	5,775,000	5,775,720
Total U.S. Government & Agency Obligations (Cost $6,621,094)			6,620,734

Money Market Funds 27.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.061%(i),(j)	144,797,499	144,783,019
Total Money Market Funds (Cost $144,783,019)		144,783,019
Total Investments in Securities (Cost: $390,497,912)		390,394,867
Other Assets & Liabilities, Net		133,865,262
Net Assets		524,260,129

At August 31, 2021, securities and/or cash totaling $35,768,680 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	150	09/2021	USD	10,744,500	375,168	—
Brent Crude	116	11/2021	USD	8,173,360	325,102	—
Brent Crude	117	01/2022	USD	8,138,520	—	(27,928)
Brent Crude	64	03/2022	USD	4,403,200	43,597	—
Brent Crude	173	03/2022	USD	11,902,400	—	(86,156)
Coffee	13	12/2021	USD	955,013	106,087	—
Coffee	139	03/2022	USD	10,346,813	1,302,003	—
Coffee	69	05/2022	USD	5,160,769	243,619	—
Copper	6	12/2021	USD	656,250	2,666	—
Copper	140	03/2022	USD	15,251,250	123,275	—
Copper	70	05/2022	USD	7,606,375	33,754	—
Corn	239	12/2021	USD	6,384,288	—	(204,110)
Corn	556	03/2022	USD	15,088,450	—	(462,073)
Corn	276	05/2022	USD	7,558,950	—	(284,485)
Cotton	175	12/2021	USD	8,096,375	209,003	—
Cotton	94	03/2022	USD	4,313,190	231,588	—
Cotton	47	05/2022	USD	2,148,135	12,578	—
Gas Oil	26	11/2021	USD	1,557,400	54,057	—
Gas Oil	54	01/2022	USD	3,200,850	71,052	—
Gas Oil	109	03/2022	USD	6,422,825	—	(25,001)
Gas Oil	55	05/2022	USD	3,216,125	82,280	—
Gold 100 oz.	52	12/2021	USD	9,454,120	164,022	—
6	Columbia Commodity Strategy Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, August 31, 2021 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Gold 100 oz.	11	12/2021	USD	1,999,910	—	(73,454)
Gold 100 oz.	75	02/2022	USD	13,650,750	128,340	—
Gold 100 oz.	16	02/2022	USD	2,912,160	—	(17,527)
Gold 100 oz.	159	04/2022	USD	28,971,390	584,614	—
Gold 100 oz.	22	04/2022	USD	4,008,620	—	(24,059)
Lead	118	11/2021	USD	6,674,375	—	(64,526)
Lean Hogs	212	10/2021	USD	7,530,240	145,557	—
Lean Hogs	40	10/2021	USD	1,420,800	—	(12,611)
Lean Hogs	41	12/2021	USD	1,343,980	3,466	—
Lean Hogs	22	12/2021	USD	721,160	—	(20,682)
Lean Hogs	61	02/2022	USD	2,034,960	—	(72,993)
Lean Hogs	121	04/2022	USD	4,128,520	—	(35,894)
Live Cattle	70	10/2021	USD	3,553,200	24,710	—
Live Cattle	4	10/2021	USD	203,040	—	(256)
Live Cattle	72	12/2021	USD	3,844,080	103,903	—
Live Cattle	69	02/2022	USD	3,801,900	68,913	—
Live Cattle	1	02/2022	USD	55,100	—	(249)
Live Cattle	138	04/2022	USD	7,780,440	60,304	—
Natural Gas	463	10/2021	USD	20,487,750	3,250,653	—
Natural Gas	367	12/2021	USD	16,746,210	2,294,200	—
Natural Gas	700	02/2022	USD	28,924,000	2,981,660	—
Natural Gas	90	04/2022	USD	3,035,700	59,868	—
Nickel	1	11/2021	USD	117,324	7,970	—
Nickel	22	01/2022	USD	2,579,346	177,407	—
Nickel	44	03/2022	USD	5,157,504	218,731	—
Nickel	22	05/2022	USD	2,577,300	41,317	—
NY Harbor ULSD Heat Oil	3	10/2021	USD	267,649	27,671	—
NY Harbor ULSD Heat Oil	9	10/2021	USD	802,948	—	(1,955)
NY Harbor ULSD Heat Oil	10	12/2021	USD	887,880	35,005	—
NY Harbor ULSD Heat Oil	19	12/2021	USD	1,686,972	—	(7,408)
NY Harbor ULSD Heat Oil	59	02/2022	USD	5,185,215	—	(46,023)
NY Harbor ULSD Heat Oil	20	04/2022	USD	1,730,820	19,278	—
NY Harbor ULSD Heat Oil	10	04/2022	USD	865,410	—	(586)
Primary Aluminum	16	11/2021	USD	1,087,200	65,093	—
Primary Aluminum	74	01/2022	USD	5,020,438	340,281	—
Primary Aluminum	148	03/2022	USD	10,018,675	655,758	—
Primary Aluminum	74	05/2022	USD	4,996,850	211,678	—
RBOB Gasoline	96	10/2021	USD	8,331,725	269,737	—
RBOB Gasoline	32	12/2021	USD	2,694,854	51,045	—
RBOB Gasoline	65	02/2022	USD	5,487,300	—	(45,998)
RBOB Gasoline	31	04/2022	USD	2,765,318	9,257	—
Silver	26	12/2021	USD	3,120,780	60,493	—
Silver	75	03/2022	USD	9,022,125	—	(630,002)
Silver	38	05/2022	USD	4,578,810	57,602	—
Soybean	73	11/2021	USD	4,717,625	—	(236,427)
Soybean	79	01/2022	USD	5,135,988	—	(228,043)
Soybean	157	03/2022	USD	10,246,213	—	(214,219)
Soybean	78	05/2022	USD	5,111,925	—	(91,701)
Soybean Meal	41	12/2021	USD	1,416,960	—	(134,696)
Soybean Meal	76	01/2022	USD	2,637,200	—	(95,112)
Soybean Meal	151	03/2022	USD	5,274,430	—	(147,949)
Soybean Meal	75	05/2022	USD	2,637,750	—	(40,620)
Soybean Oil	21	12/2021	USD	740,250	151,200	—
Soybean Oil	192	12/2021	USD	6,768,000	—	(220,108)
Soybean Oil	113	01/2022	USD	3,981,216	—	(210,807)
Soybean Oil	228	03/2022	USD	8,008,272	—	(211,678)
Soybean Oil	114	05/2022	USD	3,984,984	—	(82,457)
Sugar #11	411	09/2021	USD	9,132,749	705,025	—
Columbia Commodity Strategy Fund | Quarterly Report 2021	7

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, August 31, 2021 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Sugar #11	450	02/2022	USD	10,357,200	1,125,128	—
Sugar #11	156	04/2022	USD	3,462,950	43,689	—
Wheat	9	12/2021	USD	325,013	58	—
Wheat	17	12/2021	USD	605,200	—	(9,809)
Wheat	34	12/2021	USD	1,227,825	—	(24,596)
Wheat	217	03/2022	USD	7,996,450	326,033	—
Wheat	128	03/2022	USD	4,617,600	242,099	—
Wheat	13	05/2022	USD	483,600	2,548	—
Wheat	63	05/2022	USD	2,283,750	—	(43,720)
Wheat	95	05/2022	USD	3,534,000	—	(80,489)
WTI Crude	203	10/2021	USD	13,856,780	654,176	—
WTI Crude	47	12/2021	USD	3,177,200	217,891	—
WTI Crude	99	12/2021	USD	6,692,400	—	(87,265)
WTI Crude	2	02/2022	USD	133,640	1,466	—
WTI Crude	294	02/2022	USD	19,645,080	—	(263,127)
WTI Crude	150	04/2022	USD	9,901,500	103,709	—
Zinc	4	11/2021	USD	300,475	4,220	—
Zinc	41	01/2022	USD	3,080,381	24,695	—
Zinc	81	03/2022	USD	6,083,100	57,981	—
Zinc	41	05/2022	USD	3,079,356	8,026	—
Total					19,002,306	(4,566,799)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(95)	12/2021	USD	(20,931,172)	—	(13,470)
Notes to Consolidated Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2021, the total value of these securities amounted to $108,342,911, which represents 20.67% of total net assets.
(b)	Represents a security purchased on a when-issued basis.
(c)	Variable rate security. The interest rate shown was the current rate as of August 31, 2021.
(d)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2021.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of August 31, 2021.
(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2021, the total value of these securities amounted to $2,200,000, which represents 0.42% of total net assets.
(h)	Valuation based on significant unobservable inputs.
(i)	The rate shown is the seven-day current annualized yield at August 31, 2021.
(j)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.061%
	373,842,072	148,831,411	(377,890,464)	—	144,783,019	—	41,068	144,797,499
8	Columbia Commodity Strategy Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, August 31, 2021 (Unaudited)
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Columbia Commodity Strategy Fund | Quarterly Report 2021	9

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT129_05_L01_(10/21)